Commitments And Contingencies - Textual (Details) (USD $)											1 Months Ended				3 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended								12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Insurance_Policies	Dec. 31, 2010	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Wyndham Worldwide [Member]	Dec. 31, 2010 Wyndham Worldwide [Member]	Aug. 15, 2011 Realogy [Member] Countries	Mar. 22, 2012 Frank K. Cooper Real Estate [Member]	Sep. 02, 2009 Larsen/Coldwell Banker [Member] Real Estate Partners, Inc. [Member]	Jun. 30, 2012 Standby Letters of Credit [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]	Jun. 30, 2012 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member]	Jun. 30, 2012 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member]	Jun. 05, 2012 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member] Mediation_Sessions	Sep. 02, 2009 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member] Subsidiaries	Sep. 02, 2009 Unfavorable Regulatory Action [Member] Larsen/Coldwell Banker [Member] Real Estate Partners, Inc. [Member]	Jun. 30, 2012 Cendant Corporate Litigation [Member]	Jun. 30, 2012 Cendant Corporate Litigation [Member] Wyndham Worldwide [Member]	Dec. 31, 2011 Cendant Corporate Litigation [Member] Wyndham Worldwide [Member]	Jul. 31, 2012 Guarantee of Business Revenue [Member] Apollo [Member]	Jun. 30, 2012 Guarantee of Business Revenue [Member] Apollo [Member]	Dec. 31, 2011 Guarantee of Business Revenue [Member] Apollo [Member]	Jun. 30, 2012 Guarantee of Business Revenue [Member] Apollo [Member] Minimum [Member]	Dec. 31, 2011 Guarantee of Business Revenue [Member] Apollo [Member] Minimum [Member]	Dec. 31, 2011 Cendant [Member] Realogy [Member]	Jun. 30, 2012 Cendant [Member] Cendant Corporate Litigation [Member] Realogy [Member]	Dec. 31, 2011 Sotheby's [Member]	Dec. 31, 2011 Meredith Corporation [Member]	Dec. 31, 2011 Annual Minimum Licensing Fees [Member] Meredith Corporation [Member]	Dec. 31, 2011 Errors and Omissions Insurance [Member] Realogy [Member]	Dec. 31, 2011 Errors and Omissions Insurance [Member] NRT [Member]	Dec. 31, 2011 Excess Insurance Coverage [Member] NRT [Member]	Dec. 31, 2011 Fidelity Insurance [Member]	Dec. 31, 2010 Following IRS Tax Settlement [Member] Wyndham Worldwide [Member]	Dec. 31, 2010 Internal Revenue Service (IRS) [Member] Cendant [Member] Realogy [Member]
Loss Contingencies [Line Items]
Notice of settlement sent to class, period											30 days
Judgment stipulated following litigation												$ 53,000,000
Number of countries in which the Company operates										28
Guaranty arrangement, percentage of obligations assumed																					37.50%	37.50%						62.50%	62.50%
Guaranty Liabilities													70,000,000	70,000,000
Income taxes paid pursuant to settlement																																						58,000,000
Outstanding letter of credit								70,000,000	446,000,000																												123,000,000
Contingent liabilities of former parent, aggregate value				30,000,000	30,000,000
Management Fee Agreement:
Annual management fee																								15,000,000	15,000,000
Annual management fee, percent of adjusted EBITDA																								2.00%	2.00%
Annual management fee, accrual																								38,000,000	30,000,000
Annual Management Fee, Amount Paid																							15,000,000
Transaction value required to trigger management fee																										200,000,000	200,000,000
Management fee incurred for qualifying transactions, percentage																								1.00%	1.00%
Cash, FDIC insured amount						250,000	250,000
Noninterest-bearing deposit liabilities	481,000,000	272,000,000	190,000,000
Purchase commitments		80,000,000
Licensing fees																														2,000,000	500,000	4,000,000
Guarantees, gross							2,000,000
Insurance liabilities		39,000,000	61,000,000																														35,000,000	15,000,000	50,000,000	30,000,000
Insurance deductible																																	2,500,000	1,000,000	1,000,000	1,000,000
Insurance risk, title agent for an underwriter, per policy		5,000
Number of insurance policies		1
Underwriter of title insurance policies, value, per policy							1,500,000
Underwriter of title insurance policy, reinsurance policy obtained from national underwriter, value per policy					1,500,000
Self insurance accruals		17,000,000	17,000,000
Number of subsidiaries																		2
Ownership percentage by noncontrolling owners																			40.50%
Term of stay for litigation case															60	60 days
Number of Mediation Sessions																	2
Loss contingency, range of possible loss, minimum																				0
Loss contingency, range of possible loss, maximum																				$ 10,000,000